Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2016
Registrant Name	DREYFUS PREMIER INVESTMENT FUNDS INC
Central Index Key	0000881773
Amendment Flag	false
Document Creation Date	Mar. 28, 2017
Document Effective Date	Mar. 31, 2017
Prospectus Date	Mar. 31, 2017
Class T Prospectus | Dreyfus Diversified International Fund | Class T
Prospectus:
Trading Symbol	DDVTX
Class T Prospectus | Dreyfus Global Infrastructure Fund | Class T
Prospectus:
Trading Symbol	DYGTX
Class T Prospectus | Dreyfus Global Real Estate Securities | Class T
Prospectus:
Trading Symbol	DRLTX